Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net loss	$ (38,488)	$ (36,234)
Items not affecting cash and other items:
Equity compensation	5,754	6,626
Depreciation	925	687
Share of result of Cauchari-Olaroz project	(5,933)	(1,451)
Share of result of Arena Minerals	342	0
Loss on JEMSE Transaction	4,712
Gain on change in fair value of Arena Minerals warrants	(6,282)	0
Gain on change in fair value of convertible notes derivative	(15,090)	0
Other items	(1,015)	561
Payment of interest capitalized in property, plant and equipment		(6,276)
Changes in non-cash working capital items:
(Increase)/decrease in receivables, prepaids and deposits	(754)	134
Decrease in inventories		1,072
Increase in accounts payable and accrued liabilities	2,648	4,000
Net cash used in operating activities	(53,181)	(30,881)
INVESTING ACTIVITIES
Loans to Exar Capital	(60,270)	(14,700)
Repayment of loans as part of transactions		40,000
Contribution to Investment in Cauchari-Olaroz project	(2,309)	(695)
Cash disposed as a result of transactions		(5,432)
Investment In Arena Minerals	(14,758)
Deferred transaction costs	(20,800)
Escrow deposit for Millennial Lithium acquisition	(20,000)
Proceeds from sale of assets held for sale	4,034
Additions to exploration and evaluation assets	(1,298)	(490)
Release of restricted cash	150
Additions to property, plant and equipment	(579)	(61,280)
Net cash used in investing activities	(115,830)	(42,597)
FINANCING ACTIVITIES
Proceeds from stock option exercises	706	2,827
Equity offering issuance costs	(22,609)	(3,224)
Proceeds from public offerings	400,000	100,000
Drawdowns from the credit facilities	109,250	36,708
Repayment of the senior credit facility	(205,000)	0
Proceeds from the convertible notes	258,750	0
Convertible notes issuance costs	(8,499)
Other	(1,188)	1,513
Net cash provided by financing activities	531,410	137,824
EFFECT OF FOREIGN EXCHANGE ON CASH	138	110
CHANGE IN CASH AND CASH EQUIVALENTS	362,537	64,456
CASH AND CASH EQUIVALENTS - BEGINNING OF THE YEAR	148,070	83,614
CASH AND CASH EQUIVALENTS - END OF THE YEAR	$ 510,607	$ 148,070